Label	Element	Value
Lazard Equity Megatrends ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Equity Megatrends ETF
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

LAZARD ACTIVE ETF TRUST

Lazard Emerging Markets Opportunities ETF

Lazard Equity Megatrends ETF

Lazard International Dynamic Equity ETF

Lazard Japanese Equity ETF

Lazard Next Gen Technologies ETF

(the “Portfolios”)

Supplement to the Prospectus dated April 7, 2025, as supplemented to date

Effective immediately, the shares of Lazard Emerging Markets Opportunities ETF (the “Emerging Markets Opportunities ETF”) are not offered through the above-dated combined Prospectus for the Portfolios (the “Combined Prospectus”), and all references to the Emerging Markets Opportunities ETF are hereby deleted from the Combined Prospectus. Effective immediately, the shares of the Emerging Markets Opportunities ETF are offered through the separate Prospectus dated October 27, 2025 for the Emerging Markets Opportunities ETF. The shares of each of the remaining Portfolios continue to be offered through the Combined Prospectus.

Dated: October 27, 2025

Please retain this supplement for future reference.